Financial Risk Management - Commodity Price Sensitivity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Limit of gold production hedged (as a percent)	20.00%
Gold production period hedged (in months)	24 months
Limit of silver production hedged (as a percent)	50.00%
Silver production period hedged (in months)	24 months
Commodity price risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable percent	9.00%	7.00%
Cash flow hedges | Commodity price risk | US$ Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	9.00%	7.00%
Reasonably possible decrease in risk variable percent	9.00%	7.00%
Increase by 10%, impact on other comprehensive income	R 152	R 130
Decrease by 10%, impact on other comprehensive income	R (150)	R (128)
Cash flow hedges | Commodity price risk | Rand Gold Hedging Contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible increase in risk variable percent	9.00%	7.00%
Reasonably possible decrease in risk variable percent	9.00%	7.00%
Increase by 10%, impact on other comprehensive income	R (1,001)	R (481)
Decrease by 10%, impact on other comprehensive income	R 998	R 612